RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Summary of changes in the leasing assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Summary of changes in the Right-of-use assets
Balances at the end of the year	R$ 777,314
Gross
Summary of changes in the Right-of-use assets
Balances at the beginning of the year	836,368
Additions	143,521
Disposals	(35,555)
Remeasurements	32,212
Foreign exchange effect	10,589
Balances at the end of the year	987,135
Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balances at the beginning of the year
Depreciation	(214,771)
Disposals	6,588
Foreign exchange effect	(1,638)
Balances at the end of the year	(209,821)
Land and buildings
Summary of changes in the Right-of-use assets
Balances at the end of the year	234,511
Land and buildings | Gross
Summary of changes in the Right-of-use assets
Balances at the beginning of the year	243,250
Additions	14,062
Disposals	(10,493)
Remeasurements	33,322
Foreign exchange effect	3,853
Balances at the end of the year	283,994
Land and buildings | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balances at the beginning of the year
Depreciation	(50,080)
Disposals	1,330
Foreign exchange effect	(733)
Balances at the end of the year	(49,483)
Machines equipment and installations
Summary of changes in the Right-of-use assets
Balances at the end of the year	410,009
Machines equipment and installations | Gross
Summary of changes in the Right-of-use assets
Balances at the beginning of the year	436,401
Additions	117,653
Disposals	(22,993)
Remeasurements	(2,346)
Foreign exchange effect	4,571
Balances at the end of the year	533,286
Machines equipment and installations | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balances at the beginning of the year
Depreciation	(127,399)
Disposals	4,250
Foreign exchange effect	(128)
Balances at the end of the year	(123,277)
Data electronic equipment
Summary of changes in the Right-of-use assets
Balances at the end of the year	92,017
Data electronic equipment | Gross
Summary of changes in the Right-of-use assets
Balances at the beginning of the year	106,787
Additions	742
Disposals	(162)
Foreign exchange effect	46
Balances at the end of the year	107,413
Data electronic equipment | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balances at the beginning of the year
Depreciation	(15,419)
Disposals	32
Foreign exchange effect	(9)
Balances at the end of the year	(15,396)
Others
Summary of changes in the Right-of-use assets
Balances at the end of the year	40,777
Others | Gross
Summary of changes in the Right-of-use assets
Balances at the beginning of the year	49,930
Additions	11,064
Disposals	(1,907)
Remeasurements	1,236
Foreign exchange effect	2,119
Balances at the end of the year	62,442
Others | Accumulated impairment losses
Summary of changes in the Right-of-use assets
Balances at the beginning of the year
Depreciation	(21,873)
Disposals	976
Foreign exchange effect	(768)
Balances at the end of the year	R$ (21,665)